UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

 Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 46.3%
Deutsche Core Equity Fund "Institutional" (a)	432,323	11,309,557
Deutsche European Equity Fund "Institutional"* (a)	147,957	1,702,985
Deutsche Small Cap Core Fund "S" (a)	51,563	1,530,380
Total Equity - Equity Funds (Cost $9,279,406)		14,542,922
Equity - Exchange-Traded Funds 5.0%
iShares MSCI Japan ETF	15,350	818,001
iShares MSCI Pacific ex Japan ETF	17,055	754,343
Total Equity - Exchange-Traded Funds (Cost $1,453,675)		1,572,344
Fixed Income - Bond Funds 26.5%
Deutsche Core Plus Income Fund "Institutional" (a)	227,960	2,457,408
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	30,320	338,066
Deutsche Enhanced Global Bond Fund "S" (a)	106,732	981,930
Deutsche Floating Rate Fund "Institutional" (a)	11,482	96,102
Deutsche Global High Income Fund "Institutional" (a)	66,386	456,071
Deutsche Global Inflation Fund "Institutional"* (a)	197,048	2,005,952
Deutsche High Income Fund "Institutional" (a)	190,585	912,903
Deutsche U.S. Bond Index Fund "Institutional" (a)	111,407	1,063,935
Total Fixed Income - Bond Funds (Cost $8,229,654)		8,312,367
Fixed Income - Exchange-Traded Funds 12.2%
iShares Core U.S. Aggregate Bond ETF	21,300	2,337,888
VanEck Vectors JPMorgan EM Local Currency Bond ETF	79,414	1,499,336
Total Fixed Income - Exchange-Traded Funds (Cost $3,887,773)		3,837,224
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 3.5%
U.S. Treasury Bills:
0.59% **, 8/10/2017 (b)	65,000	64,885
0.56% **, 6/1/2017 (b)	1,027,000	1,027,000
Total Short-Term U.S. Treasury Obligations (Cost $1,091,926)		1,091,885
	Shares	Value ($)
Fixed Income - Money Market Fund 4.0%
Deutsche Central Cash Management Government Fund, 0.85% (a) (c) (Cost $1,245,670)	1,245,670	1,245,670
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $25,188,104) †	97.5	30,602,412
Other Assets and Liabilities, Net	2.5	796,128
Net Assets	100.0	31,398,540

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $25,529,678. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $5,072,734. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,560,708 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $487,974.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	At May 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
At May 31, 2017, open futures contracts purchased ere as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Mini MSCI Emerging Market Index	USD	6/16/2017	20	1,003,800	33,573
S&P 500 E-Mini Index	USD	6/16/2017	14	1,687,770	33,572
Total unrealized appreciation					67,145

Currency Abbreviation

USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2017 is as follows:

Affiliate	Value ($) at August 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2017
Deutsche Core Equity Fund	11,740,693	734,216	1,907,200	(72,424)	117,296	616,920	11,309,557
Deutsche Core Plus Income Fund	2,857,018	54,985	434,900	6,703	54,985	—	2,457,408
Deutsche Enhanced Commodity Strategy Fund	401,817	26,285	61,700	(19,114)	26,285	—	338,066
Deutsche Enhanced Global Bond Fund	1,151,464	18,910	175,200	5,567	18,910	—	981,930
Deutsche European Equity Fund	1,580,786	—	176,000	(11,475)	—	—	1,702,985
Deutsche Floating Rate Fund	109,449	3,751	17,000	(728)	3,751	—	96,102
Deutsche Global High Income Fund	505,898	18,218	79,200	4,866	18,224	—	456,071
Deutsche Global Inflation Fund	2,383,129	—	358,900	(3,121)	—	—	2,005,952
Deutsche High Income Fund	1,011,072	40,347	158,900	(5,929)	40,347	—	912,903
Deutsche Small Cap Core Fund	1,626,154	10,015	267,100	84,360	10,015	—	1,530,380
Deutsche U.S. Bond Index Fund	1,264,141	29,800	190,000	264	23,705	6,079	1,063,935
Deutsche Central Cash Management Government Fund	2,077,461	15,140,433	15,972,224	—	6,642	—	1,245,670
Total	26,709,082	16,076,960	19,798,324	(11,031)	320,160	622,999	24,100,959

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$14,542,922	$—	$—	$14,542,922
Equity - Exchange-Traded Funds	1,572,344	—	—	1,572,344
Fixed Income - Bond Funds	8,312,367	—	—	8,312,367
Fixed Income - Exchange-Traded Funds	3,837,224	—	—	3,837,224
Short-Term U.S. Treasury Obligations	—	1,091,885	—	1,091,885
Money Market Fund	1,245,670	—	—	1,245,670
Derivatives (d)
Futures Contracts	67,145	—	—	67,145
Total	$29,577,672	$1,091,885	$—	$30,669,557

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 67,145

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Moderate Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017